Leases - Schedule of Breakdown and Composition of Right of use (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Breakdown and Composition of Right of use [Line Items]
Right of use beginning	R$ 8,222	R$ 7,619		R$ 3,639
Additions	225	2,669	[1]	3,810
Remeasurement	540	297		696
Write-offs	(21)	(1,824)	[1]	(70)
Amortization	(563)	(508)		(359)
Transters and others	(5)	(31)		(97)
Right of use ending	8,398	8,222		7,619
Historical cost	10,652	9,959		9,010
Accumulated amortization	(2,254)	(1,737)		(1,391)
Buildings [member]
Schedule of Breakdown and Composition of Right of use [Line Items]
Right of use beginning	8,203	7,593		3,604
Additions	225	2,669	[1]	3,810
Remeasurement	495	296		695
Write-offs	(21)	(1,824)	[1]	(70)
Amortization	(557)	(500)		(351)
Transters and others	(5)	(31)		(95)
Right of use ending	8,340	8,203		7,593
Historical cost	10,535	9,879		8,924
Accumulated amortization	(2,195)	(1,676)		(1,331)
Equipment [Member]
Schedule of Breakdown and Composition of Right of use [Line Items]
Right of use beginning	3	8		16
Additions			[1]
Remeasurement	44
Write-offs			[1]
Amortization	(5)	(5)		(6)
Transters and others	1			(2)
Right of use ending	43	3		8
Historical cost	88	51		57
Accumulated amortization	(45)	(48)		(49)
Assets and rights [Member]
Schedule of Breakdown and Composition of Right of use [Line Items]
Right of use beginning	16	18		19
Additions			[1]
Remeasurement	1	1		1
Write-offs			[1]
Amortization	(1)	(3)		(2)
Transters and others	(1)
Right of use ending	15	16		18
Historical cost	29	29		29
Accumulated amortization	R$ (14)	R$ (13)		R$ (11)

[1]	As disclosed in note 1.3, on June 23, 2023, Casino, through its subsidiaries Wilkes, GIBV and Segisor, sold its common shares, changing the Company’s shareholding structure. Due to the change in the shareholding structure, some rental agreements were renegotiated, resulting in a net increase of R$476 in the lease. Management, based on IFRS 16 - Leases, assessed and concluded this transaction as the termination of the previous agreement and the recognition of a new agreement, maturing in 2045, due to the substantial change in scope, which mainly includes the modification of the leased assets and change in contract amounts. In the year ended December 31, 2023, the renegotiation process was concluded.